DEFERRED GOVERNMENT GRANT (Tables)	12 Months Ended
Dec. 31, 2020
DEFERRED GOVERNMENT GRANT
Schedule of deferred government grant

	December 31,
	2019	2020
	RMB’000	RMB’000	US$’000

Beginning balance	16,046	14,652	2,245
Recognized as income during the year	(1,394)	(302)	(46)

Total balance of deferred government grant	14,652	14,350	2,199
Less: current portion	302	—	—

Balance of non-current deferred government grant	14,350	14,350	2,199